NOTES RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Schedule of Notes Receivable
Notes receivable consists of the following:

	December 31,
	2012	2011
Note receivable, variable interest rate of 5.00% over LIBOR, interest only, due December 2016, secured by a shopping center and 107 residential units in the United Kingdom	$122,770,000	$—
Note receivable, fixed interest rate of 10.75%, interest only, due April 2013, secured by a hotel in San Diego, California	4,275,000	—
Note receivable, fixed interest rate of 10.50%, interest only, due December 2013, secured by two office/research and development buildings in San Jose, CA	3,759,000	—
Note receivable, fixed interest rate of 11.50%, interest only, due November 2013, secured by 25 acres of land and an adjacent 204-slip marina in Portland, Oregon	3,000,000	—
Note receivable, fixed interest rate of 4%, interest only, due June 2017	1,193,000	—
Note receivable, fixed interest rate of 8%, interest only, due May 2013, secured by personal guarantees of borrowers	900,000	1,000,000
Notes receivable, fixed interest rate of 12%, with various maturities secured by a 16-unit condominium in Los Angeles, California - repaid in 2012	—	6,076,000
Other	710,000	862,000
Total notes receivable	136,607,000	7,938,000
Note receivable from KW Property Fund II, LP, fixed interest rate of 15%, principal and accrued interest interest due October 2013	—	22,674,000
Note receivable from KW Property Fund I, LP, fixed interest rate of 9%, principal and accrued interest interest due August 2012	—	8,127,000
Note receivable from a joint venture investment, fixed interest rate of 9%, principal and accrued interest due August 2012, secured by deed of trust	—	2,468,000
Total notes receivable from related parties	—	33,269,000
	$136,607,000	$41,207,000